Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net
12.	Intangible assets, net

Intangible assets, net as of December 31, 2017 and 2018 are as follows:

	As of December 31, 2017
	Gross carrying amount	Accumulated amortization	Impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB

Purchased software	58,686	(25,038)	-	33,648
Digital Sales Assistant system	25,430	(15,470)	-	9,960
Trademark and lifetime membership	13,095	(265)	-	12,830
Domain names	25,399	(8,431)	-	16,968
Customer relationships	244,822	(75,349)	-	169,473
Brand name	20,830	(2,760)	-	18,070
Business cooperation	3,447,689	(1,761,589)	(254,873)	1,431,227
Others	39,113	(4,968)	-	34,145

	3,875,064	(1,893,870)	(254,873)	1,726,321

	As of December 31, 2018
	Gross carrying amount	Accumulated amortization	Impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB

Purchased software	58,110	(27,956)	-	30,154
Digital Sales Assistant system	25,430	(18,013)	-	7,417
Trademark and lifetime membership	13,095	(721)	-	12,374
Domain names	25,399	(10,970)	-	14,429
Customer relationships	180,610	(82,244)	-	98,366
Brand name	3,630	(1,012)	-	2,618
Business cooperation	3,447,689	(2,391,469)	(254,873)	801,347
Others	39,113	(8,877)	-	30,236

	3,793,076	(2,541,262)	(254,873)	996,941

Amortization expenses for the years ended December 31, 2016, 2017 and 2018 amounted to RMB633.4 million, RMB688.6 million and RMB693.8 million, respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	For the year ended December 31,
	2019	2020	2021	2022	2023
	RMB	RMB	RMB	RMB	RMB

Amortization expenses	666,137	201,528	21,118	17,053	15,509